Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carry-forwards	¥ 9,711,744	¥ 7,294,844	¥ 6,831,387
Accrued and prepaid expenses	1,666,519	1,136,278	534,693
Deferred revenue	940,633	559,815	251,778
Tax credit carry-forwards	301,437	243,198	233,326
Property, plant and equipment, net			64,191
Unrealized financing income	33,140	28,796	40,800
Intangible assets	89,328	85,439	36,702
Allowance against receivables	27,386	19,500	9,027
Deferred rent	29,731		9,791
Share-based compensation	6,951	10,695	6,857
Write-downs of inventory	452	713	1,162
Advertising expenses in excess of deduction limit	188	705	507
Equity securities with readily determinable fair value	150
Unrealized foreign exchange loss	1,704		(971)
Others	4,224	711	269
Less: Valuation allowance	(12,727,355)	(9,216,725)	¥ (8,019,519)	¥ (6,879,030)
Subtotal	86,232	163,969
Deferred tax liabilities
Equity securities without readily determinable fair value	6,435	15,975
Equity securities with readily determinable fair value		(2,725)
Equity method investments	(5,170)
Available for sale debt investment	(206,734)	(6,499)
Property, plant and equipment, net	(86,082)	(143,512)
Deferred rent		(18,752)
Unrealized foreign exchange loss		(1,705)
Subtotal	(304,421)	(189,168)
Total deferred tax liabilities, net	¥ (218,189)	¥ (25,199)